Annual Fund Operating Expenses - American Century Growth Funds - FOCUSED DYNAMIC GROWTH FUND	Dec. 01, 2025
Focused Dynamic Growth Fund INVESTOR CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.85%
Fee Waiver or Reimbursement	0.00%
Net Expenses (as a percentage of Assets)	0.85%
Focused Dynamic Growth Fund I CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.65%
Fee Waiver or Reimbursement	0.00%
Net Expenses (as a percentage of Assets)	0.65%
Focused Dynamic Growth Fund A CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	1.10%
Fee Waiver or Reimbursement	0.00%
Net Expenses (as a percentage of Assets)	1.10%
Focused Dynamic Growth Fund R CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	1.35%
Fee Waiver or Reimbursement	0.00%
Net Expenses (as a percentage of Assets)	1.35%
Focused Dynamic Growth Fund R6 CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.50%
Fee Waiver or Reimbursement	0.00%
Net Expenses (as a percentage of Assets)	0.50%
Focused Dynamic Growth Fund G CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.50%
Fee Waiver or Reimbursement	(0.50%)	[1]
Net Expenses (as a percentage of Assets)	0.00%

[1]	The advisor has agreed to waive the G Class’s management fee in its entirety. The advisor expects this waiver to remain in effect permanently and cannot terminate it without the approval of the Board of Directors.